Average Annual Total Returns - Class A C I P R R6 T and W Shares - Voya High Yield Bond Fund	Class A 1 Yr	Class A 5 Yrs	Class A 10 Yrs	Class A Since Inception	Class A Inception Date	Class A After tax on distributions 1 Yr	Class A After tax on distributions 5 Yrs	Class A After tax on distributions 10 Yrs	Class A After tax on distributions Since Inception	Class A After tax on distributions with sale 1 Yr	Class A After tax on distributions with sale 5 Yrs	Class A After tax on distributions with sale 10 Yrs	Class A After tax on distributions with sale Since Inception	Class A Bloomberg Barclays High Yield Bond - 2% Issuer Constrained Composite Index 1 Yr		Class A Bloomberg Barclays High Yield Bond - 2% Issuer Constrained Composite Index 5 Yrs		Class A Bloomberg Barclays High Yield Bond - 2% Issuer Constrained Composite Index 10 Yrs		Class A Bloomberg Barclays High Yield Bond - 2% Issuer Constrained Composite Index Since Inception	Class C 1 Yr	Class C 5 Yrs	Class C 10 Yrs	Class C Since Inception	Class C Inception Date	Class C Bloomberg Barclays High Yield Bond - 2% Issuer Constrained Composite Index 1 Yr		Class C Bloomberg Barclays High Yield Bond - 2% Issuer Constrained Composite Index 5 Yrs		Class C Bloomberg Barclays High Yield Bond - 2% Issuer Constrained Composite Index 10 Yrs		Class C Bloomberg Barclays High Yield Bond - 2% Issuer Constrained Composite Index Since Inception	Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I Bloomberg Barclays High Yield Bond - 2% Issuer Constrained Composite Index 1 Yr		Class I Bloomberg Barclays High Yield Bond - 2% Issuer Constrained Composite Index 5 Yrs		Class I Bloomberg Barclays High Yield Bond - 2% Issuer Constrained Composite Index 10 Yrs		Class I Bloomberg Barclays High Yield Bond - 2% Issuer Constrained Composite Index Since Inception	Class P 1 Yr	Class P 5 Yrs	Class P 10 Yrs	Class P Since Inception	Class P Inception Date	Class P Bloomberg Barclays High Yield Bond - 2% Issuer Constrained Composite Index 1 Yr		Class P Bloomberg Barclays High Yield Bond - 2% Issuer Constrained Composite Index 5 Yrs		Class P Bloomberg Barclays High Yield Bond - 2% Issuer Constrained Composite Index 10 Yrs	Class P Bloomberg Barclays High Yield Bond - 2% Issuer Constrained Composite Index Since Inception		Class R 1 Yr	Class R 5 Yrs	Class R 10 Yrs	Class R Since Inception	Class R Inception Date	Class R Bloomberg Barclays High Yield Bond - 2% Issuer Constrained Composite Index 1 Yr		Class R Bloomberg Barclays High Yield Bond - 2% Issuer Constrained Composite Index 5 Yrs		Class R Bloomberg Barclays High Yield Bond - 2% Issuer Constrained Composite Index 10 Yrs	Class R Bloomberg Barclays High Yield Bond - 2% Issuer Constrained Composite Index Since Inception		Class R6 1 Yr	Class R6 5 Yrs	Class R6 10 Yrs	Class R6 Since Inception	Class R6 Inception Date	Class R6 Bloomberg Barclays High Yield Bond - 2% Issuer Constrained Composite Index 1 Yr		Class R6 Bloomberg Barclays High Yield Bond - 2% Issuer Constrained Composite Index 5 Yrs		Class R6 Bloomberg Barclays High Yield Bond - 2% Issuer Constrained Composite Index 10 Yrs		Class R6 Bloomberg Barclays High Yield Bond - 2% Issuer Constrained Composite Index Since Inception	Class W 1 Yr	Class W 5 Yrs	Class W 10 Yrs	Class W Since Inception	Class W Inception Date	Class W Bloomberg Barclays High Yield Bond - 2% Issuer Constrained Composite Index 1 Yr		Class W Bloomberg Barclays High Yield Bond - 2% Issuer Constrained Composite Index 5 Yrs		Class W Bloomberg Barclays High Yield Bond - 2% Issuer Constrained Composite Index 10 Yrs		Class W Bloomberg Barclays High Yield Bond - 2% Issuer Constrained Composite Index Since Inception
Total	2.83%	6.36%	5.95%		Dec. 15, 2098	0.52%	3.96%	3.55%		1.50%	3.75%	3.49%		7.05%	[1]	8.57%	[1]	6.79%	[1]	[1]	3.72%	6.06%	5.41%		Dec. 15, 2098	7.05%	[1]	8.57%	[1]	6.79%	[1]	[1]	6.01%	7.27%	6.60%		Jul. 31, 2008	7.05%	[1]	8.57%	[1]	6.79%	[1]	[1]	6.58%	7.97%		6.14%	Jun. 14, 2013	7.05%	[1]	8.57%	[1]	[1]	5.92%	[1]	5.38%	6.65%		4.56%	Jan. 30, 2014	7.05%	[1]	8.57%	[1]	[1]	5.69%	[1]	6.07%	7.28%	6.42%		Aug. 03, 2016	7.05%	[1]	8.57%	[1]	6.79%	[1]	[1]	5.77%	7.15%	6.62%		Jul. 29, 2011	7.05%	[1]	8.57%	[1]	6.79%	[1]	[1]

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.